FINANCIAL INSTRUMENTS (Interest Rate Risk Management) (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)	Jan. 21, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Jun. 04, 2019 NOK (kr)
Derivative [Line Items]
Notional principal amount	$ 900,000,000			$ 1,000,000,000.0
NOK700 Million Senior Unsecured Bonds Due 2023
Derivative [Line Items]
Debt amount	81,600,000	kr 700,000,000		$ 79,700,000	kr 700,000,000
NOK700 Million Senior Unsecured Bonds due 2024
Derivative [Line Items]
Debt amount | kr		700,000,000				kr 700,000,000
NOK600 Million Senior Unsecured Bonds due 2025
Derivative [Line Items]
Debt amount | kr		kr 600,000,000	kr 600,000,000
$100,000 (remaining at $100,000)
Derivative [Line Items]
Notional principal amount	100,000,000
Notional principal, at maturity	$ 100,000,000
$100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed interest rate	2.50%	2.50%
$100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed interest rate	2.93%	2.93%
$96,600 (terminating at $79,733)
Derivative [Line Items]
Notional principal amount	$ 96,600,000
Notional principal, at maturity	$ 79,733,000
$96,600 (terminating at $79,733) | Minimum
Derivative [Line Items]
Fixed interest rate	1.76%	1.76%
$96,600 (terminating at $79,733) | Maximum
Derivative [Line Items]
Fixed interest rate	1.85%	1.85%
$100,000 (remaining at $100,000)
Derivative [Line Items]
Notional principal amount	$ 100,000,000
Notional principal, at maturity	$ 100,000,000
$100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed interest rate	1.85%	1.85%
$100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed interest rate	1.97%	1.97%
$39,313 (reducing to $35,063)
Derivative [Line Items]
Notional principal amount	$ 39,313,000
Notional principal, at maturity	$ 35,063,000
Fixed interest rate	2.97%	2.97%
$21,840 (reducing to $19,413)
Derivative [Line Items]
Notional principal amount	$ 21,840,000
Notional principal, at maturity	$ 19,413,000
Fixed interest rate	1.67%	1.67%
$50,313 (remaining at $50,313)
Derivative [Line Items]
Notional principal amount	$ 50,313,000
Notional principal, at maturity	$ 50,313,000
Fixed interest rate	1.07%	1.07%
$56,000 (remaining at $56,000)
Derivative [Line Items]
Notional principal amount	$ 56,000,000
Notional principal, at maturity	$ 56,000,000
Fixed interest rate	1.84%	1.84%
$14,699 (equivalent to NOK128 million)
Derivative [Line Items]
Notional principal amount	$ 14,699,000	kr 128,000,000
$14,699 (equivalent to NOK128 million) | Minimum
Derivative [Line Items]
Fixed interest rate	6.70%	6.70%
$14,699 (equivalent to NOK128 million) | Maximum
Derivative [Line Items]
Fixed interest rate	6.77%	6.77%
$11,254 (equivalent to NOK100 million)
Derivative [Line Items]
Notional principal amount	$ 11,254,000	kr 100,000,000
Fixed interest rate	6.378%	6.378%
$30,000 (remaining at $30,000)
Derivative [Line Items]
Notional principal amount	$ 30,000,000
Notional principal, at maturity	$ 30,000,000
Fixed interest rate	2.15%	2.15%
$48,332 (equivalent to NOK420 million)
Derivative [Line Items]
Notional principal amount	$ 48,332,000	kr 420,000,000
$48,332 (equivalent to NOK420 million) | Minimum
Derivative [Line Items]
Fixed interest rate	6.85%	6.85%
$48,332 (equivalent to NOK420 million) | Maximum
Derivative [Line Items]
Fixed interest rate	6.90%	6.90%
$100,000 (remaining at $100,000)
Derivative [Line Items]
Notional principal amount	$ 100,000,000
Notional principal, at maturity	$ 100,000,000
$100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed interest rate	1.45%	1.45%
$100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed interest rate	1.60%	1.60%
$67,500 (remaining at $67,500)
Derivative [Line Items]
Notional principal amount	$ 67,500,000
Notional principal, at maturity	$ 67,500,000
Fixed interest rate	1.40%	1.40%
$159,777 (reducing to $92,233)
Derivative [Line Items]
Notional principal amount	$ 159,777,000
Notional principal, at maturity	$ 92,233,000
$159,777 (reducing to $92,233) | Minimum
Derivative [Line Items]
Fixed interest rate	0.46%	0.46%
$159,777 (reducing to $92,233) | Maximum
Derivative [Line Items]
Fixed interest rate	0.47%	0.47%
$48,610 (reducing to $45,135)
Derivative [Line Items]
Notional principal amount	$ 48,610,000
Notional principal, at maturity	$ 45,135,000
Fixed interest rate	0.28%	0.28%